INVENTORIES - Summary of inventories stated at lower cost (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 71,742	$ 74,101
Work in process	9,193	8,562
Finished goods	90,812	92,111
Total	$ 171,747	$ 174,774